Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 29, 2012
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Nov. 29, 2012
Document Effective Date	Nov. 29, 2012
Prospectus Date	Nov. 30, 2012